RELATED PARTY TRANSACTIONS - Sublease (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Master Mind Education Company ("Master Mind") | Sublease of Jianwai SOHO office
RELATED PARTY TRANSACTIONS
Revenue from related parties	¥ 207,346	¥ 650,478